UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 01, 2001, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2002.


Report for the Calendar Year or Quarter Ended: __06/29/01____

Check here if Amendment [X]; Amendment Number: __1___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 Fifth Avenue_________________________
         _New York, New York 10016_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __02/08/02__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______9_______

Form 13F Information Table Entry Total: _____26_____

Form 13F Information Table Value Total: $___126,336___
                                         (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.
   9                                CIBC Oppenheimer Advisors LLC


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 06/29/01
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                                TITLE               FAIR    SHARES OR                       SHARED               (SHARES)
                                 OF                 MARKET  PRINCIPAL       SOLE   SHARED    OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                  CLASS  CUSIP NO     VALUE   AMOUNT           (A)     (B)      (C)  MANAGER   (A)      (B)      (C)
_________________               _____  _________    ________  _________  ________     ___    _____ _______  _____     ___      ___

ALLERGAN INC                    LYON   018490AA0   4,850,025  7,500,000 7,500,000                        7500,000
APACHE CORP                     ACES C 037411600     144,483      3,300     3,300                           3,300
AVATAR HLDGS INC                SUB NT 053494AD2  16,758,686 17,073,00017,073,000                       17073,000
BEA SYS INC                     SB NT  073325AD4   9,209,360  8,000,000 8,000,000                        8000,000
CNF TR I                        TECONS 12612V205   2,176,000     50,000    50,000                          50,000
CELLSTAR CORP                   SUB NT 150925AC9     801,177  2,048,000 2,048,000                        2048,000
CELL THERAPEUTICS INC           SUB NT 150934AA5  19,139,855 19,108,00019,108,000                       19108,000
CELESTICA INC                   LYON   15101QAA6   2,216,800  5,000,000 5,000,000                        5000,000
CHARTER COMMUNICATIONS INC DEL  SUB NT 16117MAB3   7,958,750  6,250,000 6,250,000                        6250,000
CHARTER COMMUNICATIONS INC DEL  SR NT  16117MAC1   5,485,350  5,000,000 5,000,000                        5000,000
D R HORTON INC                  SR NT  23331AAH2   2,335,185  4,500,000 4,500,000                        4500,000
DUKE ENERGY CORP                CORP U 264399585      89,512      3,500     3,500                           3,500
INHALE THERAPEUTIC SYS INC      SUB NT 457191AH7   3,844,105  5,750,000 5,750,000                        5750,000
INTERNATIONAL RECTIFIER CORP    SUB NT 460254AE5   1,578,386  2,025,000 2,025,000                        2025,000
I2 TECHNOLOGIES INC             SUB NT 465754AF6   4,439,800  5,000,000 5,000,000                        5000,000
IVAX CORP                       SR SB  465823AE2  11,098,580  9,400,000 9,400,000                        9400,000
KERR MCGEE CORP                 SB DB  492386AP2   6,631,949  5,369,000 5,369,000                        5369,000
LEVEL 3 COMMUNICATIONS INC      COM    52729N100         918        168       168                             168
MANUGISTICS GROUP INC           SUB NT 565011AB9   1,732,560  2,000,000 2,000,000                        2000,000
PEREGRINE SYSTEMS INC           SUB NT 71366QAC5   4,176,681  2,940,000 2,940,000                        2940,000
ROYAL CARIBBEAN CRUISES LTD     LYON Z 780153AK8   1,283,275  3,500,000 3,500,000                        3500,000
ROYAL CARIBBEAN CRUISES LTD     SR NT  780153AM4   3,963,970  9,500,000 9,500,000                        9500,000
SCI SYS INC                     SUB NT 783890AF3   2,420,670  3,000,000 3,000,000                        3000,000
STMICROELECTRONICS N V          SUB LY 861012AB8   9,902,496  9,600,000 9,600,000                        9600,000
USINTERNETWORKING INC           SUB NT 917311AH5      44,071    145,000   145,000                         145,000
VERIZON COMMUNICATIONS          DB CV  92343VAA2   4,052,925  7,500,000 7,500,000                        7500,000
                                 PAGE TOTAL      126,335,569
                                GRAND TOTAL      126,335,569
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